UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 69.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,510	$1,782,510

Total Albania			$1,782,510

Argentina — 3.8%
Republic of Argentina, 7.00%, 10/3/15	USD	33,242	$32,742,777
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	14,698,923
Republic of Argentina, 8.75%, 5/7/24(3)	USD	16,443	16,128,182

Total Argentina			$63,569,882

Bangladesh — 2.5%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,060,033
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,986,155
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	2,579,611
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	304,200	4,043,101
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,158,454
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	885,322
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	766,932
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,390,712
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,269,844
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,445,041
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	812,239
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	399,800	5,557,012
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,213,872
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,161,777
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,021,599
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	485,693
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,637,727

Total Bangladesh			$41,475,124

Barbados — 0.8%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	13,756	$11,451,870
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,260,238

Total Barbados			$13,712,108

Belarus — 0.8%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	11,425	$10,843,239
Republic of Belarus, 8.95%, 1/26/18(1)	USD	3,112	2,536,280

Total Belarus			$13,379,519

Colombia — 0.5%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$7,864,160

Total Colombia			$7,864,160

Cyprus — 1.6%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	22,928	$25,856,815

Total Cyprus			$25,856,815

Dominican Republic — 1.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,789,165
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	3,993,459
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,690,266
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,321,752
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	459,999
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,896,955
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	12,611,670
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	250,887

Total Dominican Republic			$30,014,153

Security	Principal Amount (000’s omitted)		Value
Ecuador — 6.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	46,536	$41,417,040
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	18,051,870
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	44,221,892

Total Ecuador			$103,690,802

Greece — 0.4%
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/23(1)(5)	EUR	593	$390,519
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/24(1)(5)	EUR	593	385,355
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/25(1)(5)	EUR	593	378,648
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/26(1)(5)	EUR	593	352,067
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/27(1)(5)	EUR	593	342,417
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/28(1)(5)	EUR	593	334,116
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/29(1)(5)	EUR	593	332,168
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/30(1)(5)	EUR	593	334,620
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/31(1)(5)	EUR	593	328,921
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/32(1)(5)	EUR	593	331,039
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/33(1)(5)	EUR	593	331,096
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/34(1)(5)	EUR	593	329,232
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/35(1)(5)	EUR	593	328,875
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/36(1)(5)	EUR	593	331,887
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/37(1)(5)	EUR	593	335,051
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/38(1)(5)	EUR	593	332,217
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/39(1)(5)	EUR	593	331,873
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/40(1)(5)	EUR	593	331,403
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/41(1)(5)	EUR	593	329,232
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/42(1)(5)	EUR	593	332,764

Total Greece			$6,823,500

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	$5,856,729
Republic of Iceland, 6.50%, 1/24/31	ISK	93,611	532,137
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	10,155,236
Republic of Iceland, 8.00%, 6/12/25	ISK	796,621	5,139,048
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	13,237,054

Total Iceland			$34,920,204

India — 1.8%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$12,164,861
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	18,048,326

Total India			$30,213,187

Indonesia — 3.2%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	187,116,000	$16,076,540
Indonesia Government Bond, 8.375%, 3/15/34	IDR	177,491,000	15,390,610
Indonesia Government Bond, 8.75%, 2/15/44	IDR	81,570,000	7,200,125
Indonesia Government Bond, 9.00%, 3/15/29	IDR	153,690,000	14,066,150

Total Indonesia			$52,733,425

Iraq — 1.6%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	32,687	$26,431,100

Total Iraq			$26,431,100

Jordan — 0.9%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	$4,093,559
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,483,351
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,487,123
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,065,723

Total Jordan			$14,129,756

Kenya — 0.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$4,253,691
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	914,703

Total Kenya			$5,168,394

Security	Principal Amount (000’s omitted)		Value
Lebanon — 3.8%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,218,240
Lebanese Republic, 8.50%, 8/6/15	USD	750	770,625
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	28,998,925
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	9,127,170	6,062,334
Lebanon Treasury Note, 6.50%, 4/30/15	LBP	8,319,750	5,534,966
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	11,632,910	7,745,095
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,451,326
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	8,595,650	5,735,859

Total Lebanon			$62,517,370

Macedonia — 2.3%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	$37,963,917

Total Macedonia			$37,963,917

Malaysia — 2.1%
Malaysia Government Bond, 3.492%, 3/31/20	MYR	12,180	$3,320,662
Malaysia Government Bond, 3.654%, 10/31/19	MYR	62,062	17,101,040
Malaysia Government Bond, 4.048%, 9/30/21	MYR	8,125	2,279,799
Malaysia Government Investment Issue, 3.716%, 3/23/21	MYR	43,867	11,873,061

Total Malaysia			$34,574,562

Mozambique — 0.3%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	5,716	$5,330,170

Total Mozambique			$5,330,170

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	11,428	$8,326,951
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	32,505	27,117,802

Total New Zealand			$35,444,753

Nigeria — 0.4%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	7,120	$6,914,446

Total Nigeria			$6,914,446

Pakistan — 2.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	4,316	$4,456,270
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,312,480
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	9,409	9,632,464
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	9,850	10,245,970
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	6,933,973

Total Pakistan			$34,581,157

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$11,038,245

Total Philippines			$11,038,245

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	9,970	$10,069,700

Total Rwanda			$10,069,700

Serbia — 6.5%
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	8,002	$9,086,895
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,078,223
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,279,285
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	2,794,838
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	8,259,769
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	16,970,512
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,595,182
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,008,385
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	14,484,632
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	14,533,159
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,578,316
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	12,389,492
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	5,632,715

Total Serbia			$106,691,403

Security	Principal Amount (000’s omitted)		Value
Slovenia — 4.6%
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	$11,096,732
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	17,236	26,371,417
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	15,168,038
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	23,698,159

Total Slovenia			$76,334,346

Sri Lanka — 2.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$18,259,822
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,647,013
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,367,645
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	6,130,625
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	75,470	572,310
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	13,023,574
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	65,470	529,359
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	32,740	295,942

Total Sri Lanka			$47,826,290

Tanzania — 1.8%
United Republic of Tanzania, 6.329%, 3/9/20(1)(7)	USD	29,790	$30,385,800

Total Tanzania			$30,385,800

Thailand — 1.5%
Kingdom of Thailand, 1.25%, 3/12/28(1)(6)	THB	928,507	$24,580,019

Total Thailand			$24,580,019

Turkey — 3.6%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	2,405	$994,020
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	61,183	26,686,294
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	37,158	16,282,925
Turkey Government Bond, 3.00%, 2/23/22(6)	TRY	18,004	7,926,554
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	17,105	7,761,255

Total Turkey			$59,651,048

Uganda — 0.1%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$475,739
Uganda Government Bond, 13.375%, 2/25/16	UGX	2,000,000	698,210

Total Uganda			$1,173,949

Uruguay — 1.5%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	6,410	$257,689
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	1,479,984
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,718,320
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,792,402
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	217,202
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,960,755
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	801,915
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	85,118	3,308,646
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	112,293	4,370,627
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(6)	UYU	96,301	3,942,769
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(6)	UYU	97,570	3,971,293

Total Uruguay			$24,821,602

Venezuela — 2.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	69,241	$39,813,575
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	1,080	1,177,686

Total Venezuela			$40,991,261

Zambia — 1.4%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$23,475,522

Total Zambia			$23,475,522

Total Foreign Government Bonds (identified cost $1,229,382,919)			$1,146,130,199

Foreign Corporate Bonds — 4.4%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)(3)	USD	15,830	$16,067,450

Total Georgia			$16,067,450

India — 3.0%
Export-Import Bank of India, 8.87%, 10/30/29	INR	390,000	$6,645,260
Food Corp. of India, 9.95%, 3/7/22	INR	350,000	6,323,046
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,782,952
NTPC, Ltd., 8.84%, 10/4/22	INR	200,000	3,370,941
NTPC, Ltd., 9.17%, 9/22/24	INR	190,000	3,278,081
Power Finance Corp., Ltd., 8.98%, 10/8/24	INR	300,000	5,055,957
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,709,501
Power Grid Corp. of India, Ltd., 8.93%, 10/20/26	INR	150,000	2,574,496
Power Grid Corp. of India, Ltd., 8.93%, 10/20/28	INR	150,000	2,569,129
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	400,000	6,655,026

Total India			$49,964,389

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	7,550	$7,413,156

Total Russia			$7,413,156

Total Foreign Corporate Bonds (identified cost $73,024,843)			$73,444,995

Sovereign Loans — 0.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.06%, Maturing August 1, 2021(8)(9)(10)(11)		$3,300	$3,177,577

Total Ethiopia			$3,177,577

Total Sovereign Loans (identified cost $2,985,969)			$3,177,577

Collateralized Mortgage Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.934%, 3/15/34(12)(13)		$3,982	$814,471
Series 3572, (Interest Only), Class JS, 6.634%, 9/15/39(12)(13)		7,526	1,218,152
Series 3586, (Interest Only), Class GS, 6.084%, 10/15/39(12)(13)		8,355	1,250,476

			$3,283,099

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.332%, 10/25/35(12)(13)		$12,019	$1,852,944
Series 2006-56, (Interest Only), Class CS, 7.042%, 7/25/36(12)(13)		5,559	1,188,403
Series 2006-72, (Interest Only), Class GI, 6.412%, 8/25/36(12)(13)		18,446	2,947,814
Series 2006-96, (Interest Only), Class SM, 7.082%, 10/25/36(12)(13)		12,489	2,237,335
Series 2007-36, (Interest Only), Class SG, 6.432%, 4/25/37(12)(13)		8,562	1,335,474
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)		4,554	307,123
Series 2010-109, (Interest Only), Class PS, 6.432%, 10/25/40(12)(13)		10,320	1,916,534
Series 2010-147, (Interest Only), Class KS, 5.782%, 1/25/41(12)(13)		8,609	1,198,891

			$12,984,518

Total Collateralized Mortgage Obligations (identified cost $14,335,074)			$16,267,617

Common Stocks — 1.7%

Security	Shares	Value
Germany — 0.5%
Deutsche Wohnen AG	270,793	$7,034,222

Total Germany		$7,034,222

Luxembourg — 0.4%
GAGFAH SA(14)	287,714	$6,411,302

Total Luxembourg		$6,411,302

Singapore — 0.4%
Yoma Strategic Holdings, Ltd.(14)	17,123,000	$6,824,556

Total Singapore		$6,824,556

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	573,000	$729,047
Dialog Axiata PLC	7,749,200	702,985
Hatton National Bank PLC	497,300	771,566
John Keells Holdings PLC	1,891,000	3,055,566

Total Sri Lanka		$5,259,164

United Kingdom — 0.1%
Genel Energy PLC(14)	212,615	$1,987,025

Total United Kingdom		$1,987,025

Total Common Stocks (identified cost $26,217,804)		$27,516,269

Investment Funds — 0.5%

Security	Shares	Value
Fondul Proprietatea SA	40,343,321	$8,569,215

Total Investment Funds (identified cost $10,062,768)		$8,569,215

Rights — 0.0%(15)

Security	Shares	Value
Yoma Strategic Holdings, Ltd., Exp. 2/2/15(14)	5,707,666	$704,598

Total Rights (identified cost $0)		$704,598

Currency Put Options Purchased — 4.7%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	41,844	USD	0.85	4/29/15	$3,133,640
Australian Dollar	Citibank, N.A.	AUD	47,484	USD	0.81	4/29/15	2,047,640
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	32,211	USD	0.85	4/29/15	2,412,227
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	36,647	USD	0.81	4/29/15	1,580,316
British Pound Sterling	Goldman Sachs International	GBP	21,361	USD	1.63	3/17/15	2,660,130
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	12,914	USD	1.63	3/17/15	1,608,241

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Canadian Dollar	Citibank, N.A.	CAD	17,856	CAD	1.13	3/30/15	$1,763,004
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	1,789,069
Canadian Dollar	HSBC Bank USA, N.A.	CAD	27,037	CAD	1.11	3/30/15	3,099,756
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	908,361
Euro	Citibank, N.A.	EUR	22,724	USD	1.38	4/29/15	5,715,500
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	7,505,654
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	6,018,131
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	4,187,389
Euro	Citibank, N.A.	EUR	56,078	USD	1.15	7/30/15	2,473,062
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	5,165,374
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,420,646
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	6,562,317
Japanese Yen	Citibank, N.A.	JPY	2,497,845	JPY	105.00	6/22/15	2,551,133
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	5,102,372
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	2,504,161
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	2,309,621
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	217,369	CNH	6.30	5/14/15	498,706
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	297,360	CNH	6.20	3/5/15	882,392
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	455,258
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	871,682
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	192,569	CNH	6.20	3/6/15	575,688

Total Currency Put Options Purchased (identified cost $23,939,360)							$77,801,470

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	$4,351,256

Total Call Options Purchased (identified cost $1,917,128)							$4,351,256

Put Options Purchased — 0.0%(15)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG		257	HKD	9,800.00	3/30/15	$24,863
KOSPI 200 Index	Citibank, N.A.		433	KRW	240.00	3/12/15	241,546

Total Put Options Purchased (identified cost $1,132,503)							$266,409

Short-Term Investments — 15.5%

Foreign Government Securities — 10.3%

Security	Principal Amount (000’s omitted)		Value
Kenya — 1.6%
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	$10,058,814
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,952,577
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,361,061
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,249,103

Total Kenya			$26,621,555

Security	Principal Amount (000’s omitted)		Value
Lebanon — 4.8%
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	10,615,360	$7,026,041
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	14,122,762
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	5,624,200	3,713,215
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	2,901,000	1,905,704
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,106,067
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,978,183
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	2,655,700	1,735,647
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	4,721,900	3,080,612
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,333,129
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	5,696,000	3,702,922
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	9,058,300	5,883,427
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	3,053,768
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,042,567
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	6,935,553

Total Lebanon			$79,619,597

Sri Lanka — 3.5%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	$118,500
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,584,650
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	118,618
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	130,967
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,673,536
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	572,917
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	1,243,538
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,704,119
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,592,869
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,504,328
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	18,929,050
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	313,250	2,258,342
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	117,170	841,748
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	128,570	922,555
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	92,650	664,044
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	122,300	875,598
Sri Lanka Treasury Bill, 0.00%, 1/15/16	LKR	1,068,360	7,640,573
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	187,570	1,338,547

Total Sri Lanka			$57,714,499

Uganda — 0.3%
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	$891,756
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	4,341,300	1,470,405
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	1,977,100	666,063
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	3,378,300	1,131,814
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	323,694
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	383,402

Total Uganda			$4,867,134

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	$738,783
Monetary Regulation Bill, 0.00%, 2/20/15(6)	UYU	8,739	357,825
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	247,281

Total Uruguay			$1,343,889

Total Foreign Government Securities (identified cost $172,470,185)			$170,166,674

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/12/15(16)		$10,000	$9,999,950
U.S. Treasury Bill, 0.00%, 4/2/15(16)		11,000	10,999,912

Total U.S. Treasury Obligations (identified cost $20,999,414)			$20,999,862

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC:
Dated 1/6/15 with a maturity date of 2/13/15, an interest rate of 0.19% payable by the Portfolio and repurchase proceeds of EUR 4,766,489, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,395,482.	EUR	4,767	$5,387,127

Total Repurchase Agreements (identified cost $5,672,456)			$5,387,127

Other — 3.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(17)		$59,006	$59,005,843

Total Other (identified cost $59,005,843)			$59,005,843

Total Short-Term Investments (identified cost $258,147,898)			$255,559,506

Total Investments — 97.6% (identified cost $1,641,146,266)			$1,613,789,111

Less Unfunded Loan Commitments — (0.1)%			$(856,062)

Net Investments — 97.5% (identified cost $1,640,290,204)			$1,612,933,049

Currency Put Options Written — (3.7)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	41,844	USD	0.85	4/29/15	$(3,133,640)
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	32,211	USD	0.85	4/29/15	(2,412,227)
British Pound Sterling	Goldman Sachs International	GBP	21,361	USD	1.63	3/17/15	(2,660,130)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	12,914	USD	1.63	3/17/15	(1,608,241)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Canadian Dollar	Deutsche Bank AG	CAD	35,976	CAD	1.13	3/30/15	$(3,552,073)
Canadian Dollar	Goldman Sachs International	CAD	34,960	CAD	1.11	3/30/15	(4,008,117)
Euro	Citibank, N.A.	EUR	22,724	USD	1.38	4/29/15	(5,715,500)
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	(7,505,654)
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	(6,018,131)
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	(4,187,389)
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(5,165,374)
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	(5,102,372)
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	(2,309,621)
Japanese Yen	Goldman Sachs International	JPY	4,949,700	JPY	105.00	6/22/15	(5,055,294)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	297,360	CNH	6.20	3/5/15	(882,392)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	415,800	CNH	6.30	5/14/15	(953,964)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	293,751	CNH	6.20	3/5/15	(871,682)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	192,569	CNH	6.20	3/6/15	(575,688)

Total Currency Put Options Written (premiums received $27,858,587)							$(61,717,489)

Call Options Written — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	154	JPY	16,000.00	5/13/16	$(3,032,097)

Total Call Options Written (premiums received $3,053,548)						$(3,032,097)

Put Options Written — (0.0)% (15)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG	257	HKD	9,800.00	3/30/15	$(24,863)
KOSPI 200 Index	Deutsche Bank AG	216	KRW	240.00	3/12/15	(120,494)
KOSPI 200 Index	Citibank, N.A.	217	KRW	240.00	3/12/15	(121,052)

Total Put Options Written (premiums received $1,833,793)						$(266,409)

Other Assets, Less Liabilities — 6.4%						$105,805,398

Net Assets — 100.0%						$1,653,722,452

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $501,242,481 or 30.3% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $167,366,845 or 10.1% of the Portfolio’s net assets.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(14)	Non-income producing.

(15)	Amount is less than 0.05% or (0.05)%, as applicable.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $42,880.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,289,529)

Total Spain			$(5,289,529)

Total Foreign Government Bonds (proceeds $5,065,502)			$(5,289,529)

Total Securities Sold Short (proceeds $5,065,502)			$(5,289,529)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $13,670,176 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
3/31/15	Gold 8,388 Troy Ounces	United States Dollar 10,096,694	Citibank, N.A.	$(681,081)
4/24/15	Gold 3,113 Troy Ounces	United States Dollar 3,744,865	Merrill Lynch International	(255,737)

				$(936,818)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/15	Euro 33,843,879	United States Dollar 42,953,805	Goldman Sachs International	$4,709,894	$—	$4,709,894
2/4/15	New Zealand Dollar 15,119,000	United States Dollar 11,676,736	BNP Paribas	678,002	—	678,002
2/4/15	New Zealand Dollar 3,535,000	United States Dollar 2,682,924	BNP Paribas	111,290	—	111,290
2/4/15	New Zealand Dollar 7,245,000	United States Dollar 5,605,022	Citibank, N.A.	334,446	—	334,446
2/4/15	New Zealand Dollar 9,376,000	United States Dollar 7,306,361	JPMorgan Chase Bank, N.A.	485,530	—	485,530
2/4/15	New Zealand Dollar 12,843,000	United States Dollar 10,003,508	Morgan Stanley & Co. International PLC	660,512	—	660,512
2/4/15	New Zealand Dollar 14,905,000	United States Dollar 11,493,395	Standard Chartered Bank	650,340	—	650,340
2/5/15	Kazakhstani Tenge 492,908,000	United States Dollar 2,630,947	Deutsche Bank AG	—	(29,599)	(29,599)
2/5/15	Russian Ruble 332,481,000	United States Dollar 7,649,102	BNP Paribas	2,832,502	—	2,832,502
2/5/15	Russian Ruble 325,882,000	United States Dollar 7,505,343	JPMorgan Chase Bank, N.A.	2,784,341	—	2,784,341
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank AG	—	(308,779)	(308,779)
2/5/15	United States Dollar 1,985,909	Russian Ruble 112,323,000	BNP Paribas	—	(358,703)	(358,703)
2/5/15	United States Dollar 1,986,673	Russian Ruble 111,651,000	BNP Paribas	—	(369,202)	(369,202)
2/5/15	United States Dollar 2,632,275	Russian Ruble 199,000,000	Deutsche Bank AG	250,607	—	250,607
2/5/15	United States Dollar 3,446,398	Russian Ruble 235,389,000	Deutsche Bank AG	—	(36,354)	(36,354)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank, N.A.	48,369	—	48,369
2/6/15	Uruguayan Peso 72,000,000	United States Dollar 2,863,962	Citibank, N.A.	—	(87,633)	(87,633)
2/9/15	Euro 7,639,369	Polish Zloty 32,957,000	BNP Paribas	263,144	—	263,144
2/9/15	Euro 1,613,000	United States Dollar 2,020,082	BNP Paribas	197,296	—	197,296
2/9/15	Euro 1,640,000	United States Dollar 2,048,426	BNP Paribas	195,128	—	195,128
2/9/15	Euro 347,000	United States Dollar 431,644	Goldman Sachs International	39,513	—	39,513

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/9/15	United States Dollar 4,894,360	Indian Rupee 314,120,000	Citibank, N.A.	$169,700	$—	$169,700
2/9/15	United States Dollar 1,100,225	Indian Rupee 68,513,000	Goldman Sachs International	4,302	—	4,302
2/9/15	United States Dollar 1,025,023	Indian Rupee 63,830,000	Standard Chartered Bank	4,008	—	4,008
2/11/15	Euro 95,654,408	United States Dollar 118,786,035	Standard Chartered Bank	10,688,933	—	10,688,933
2/12/15	New Taiwan Dollar 726,040,000	United States Dollar 23,750,082	Bank of America, N.A.	764,170	—	764,170
2/12/15	New Taiwan Dollar 665,260,000	United States Dollar 21,756,520	Goldman Sachs International	694,860	—	694,860
2/12/15	United States Dollar 34,416,551	Mexican Peso 470,371,000	Nomura International PLC	—	(3,053,675)	(3,053,675)
2/12/15	United States Dollar 14,876,998	Mexican Peso 203,376,000	Standard Chartered Bank	—	(1,316,519)	(1,316,519)
2/12/15	United States Dollar 9,137,564	Philippine Peso 409,107,000	Bank of America, N.A.	128,628	—	128,628
2/13/15	Indonesian Rupiah 74,156,834,000	United States Dollar 5,939,674	Standard Chartered Bank	110,962	—	110,962
2/13/15	United States Dollar 5,989,567	Indonesian Rupiah 74,156,834,000	JPMorgan Chase Bank, N.A.	—	(160,855)	(160,855)
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank, N.A.	47,564	—	47,564
2/13/15	Uruguayan Peso 72,000,000	United States Dollar 2,857,143	Citibank, N.A.	—	(87,806)	(87,806)
2/18/15	British Pound Sterling 1,474,402	United States Dollar 2,307,793	Standard Chartered Bank	87,268	—	87,268
2/18/15	Euro 20,359,120	United States Dollar 25,423,960	Standard Chartered Bank	2,415,107	—	2,415,107
2/18/15	Indian Rupee 601,587,000	United States Dollar 9,626,932	Australia and New Zealand Banking Group Limited	—	(49,440)	(49,440)
2/18/15	Indian Rupee 312,472,000	United States Dollar 5,026,898	Barclays Bank PLC	866	—	866
2/18/15	Indian Rupee 934,710,000	United States Dollar 14,948,185	BNP Paribas	—	(86,386)	(86,386)
2/18/15	Indian Rupee 313,116,000	United States Dollar 5,002,652	Citibank, N.A.	—	(33,738)	(33,738)
2/18/15	Japanese Yen 4,718,064,000	United States Dollar 40,569,095	Goldman Sachs International	385,117	—	385,117
2/18/15	Japanese Yen 503,680,000	United States Dollar 4,209,260	Goldman Sachs International	—	(80,607)	(80,607)
2/18/15	United States Dollar 17,361,155	Indian Rupee 1,082,442,000	Citibank, N.A.	49,647	—	49,647
2/18/15	United States Dollar 6,724,422	Indian Rupee 419,224,000	Deutsche Bank AG	18,689	—	18,689
2/18/15	United States Dollar 851,161	Indian Rupee 53,172,000	Goldman Sachs International	4,097	—	4,097
2/18/15	United States Dollar 4,102,822	Indian Rupee 255,852,000	Standard Chartered Bank	12,492	—	12,492
2/18/15	United States Dollar 3,195,911	New Turkish Lira 7,535,000	JPMorgan Chase Bank, N.A.	—	(126,711)	(126,711)
2/18/15	United States Dollar 3,138,764	New Turkish Lira 7,383,000	JPMorgan Chase Bank, N.A.	—	(131,477)	(131,477)
2/18/15	United States Dollar 3,056,391	New Turkish Lira 7,317,000	Standard Chartered Bank	—	(75,988)	(75,988)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/19/15	United States Dollar 58,652,569	Mexican Peso 851,518,000	Standard Chartered Bank	$—	$(1,903,146)	$(1,903,146)
2/20/15	Argentine Peso 14,000,000	United States Dollar 1,343,570	Bank of America, N.A.	—	(258,287)	(258,287)
2/20/15	Argentine Peso 27,000,000	United States Dollar 2,608,696	Citibank, N.A.	—	(480,600)	(480,600)
2/20/15	Euro 7,045,141	United States Dollar 8,835,664	Goldman Sachs International	873,459	—	873,459
2/20/15	Euro 5,789,017	United States Dollar 7,216,704	Standard Chartered Bank	674,133	—	674,133
2/20/15	Euro 692,592	United States Dollar 786,514	Standard Chartered Bank	3,768	—	3,768
2/20/15	Euro 602,254	United States Dollar 682,824	Standard Chartered Bank	2,174	—	2,174
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America, N.A.	394,960	—	394,960
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank, N.A.	761,709	—	761,709
2/20/15	United States Dollar 16,987,379	Chilean Peso 10,193,277,000	BNP Paribas	—	(929,158)	(929,158)
2/20/15	United States Dollar 5,975,722	Indonesian Rupiah 73,596,994,425	Standard Chartered Bank	—	(208,522)	(208,522)
2/23/15	Argentine Peso 6,000,000	United States Dollar 574,988	Citibank, N.A.	—	(110,044)	(110,044)
2/23/15	Argentine Peso 15,000,000	United States Dollar 1,446,480	Citibank, N.A.	—	(266,100)	(266,100)
2/23/15	Argentine Peso 16,000,000	United States Dollar 1,542,317	Citibank, N.A.	—	(284,435)	(284,435)
2/23/15	Romanian Leu 38,077,800	United States Dollar 10,711,055	BNP Paribas	1,013,111	—	1,013,111
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank, N.A.	1,034,709	—	1,034,709
2/23/15	United States Dollar 10,992,985	Indian Rupee 703,728,000	Citibank, N.A.	312,013	—	312,013
2/23/15	United States Dollar 6,073,988	Indian Rupee 388,833,000	Goldman Sachs International	172,397	—	172,397
2/23/15	United States Dollar 4,007,356	Indonesian Rupiah 49,174,260,000	Goldman Sachs International	—	(158,959)	(158,959)
2/23/15	United States Dollar 4,519,239	Indonesian Rupiah 55,469,136,000	Standard Chartered Bank	—	(178,203)	(178,203)
2/24/15	Argentine Peso 12,350,000	United States Dollar 1,182,610	Citibank, N.A.	—	(226,403)	(226,403)
2/24/15	Argentine Peso 19,650,000	United States Dollar 1,878,944	Citibank, N.A.	—	(362,927)	(362,927)
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank, N.A.	892,264	—	892,264
2/25/15	Argentine Peso 11,464,000	United States Dollar 1,095,985	Bank of America, N.A.	—	(211,007)	(211,007)
2/25/15	Argentine Peso 19,000,000	United States Dollar 1,815,402	Citibank, N.A.	—	(350,757)	(350,757)
2/25/15	Argentine Peso 27,000,000	United States Dollar 2,587,694	Citibank, N.A.	—	(490,532)	(490,532)
2/25/15	Argentine Peso 38,000,000	United States Dollar 3,659,476	Citibank, N.A.	—	(672,842)	(672,842)
2/25/15	Euro 6,910,697	United States Dollar 8,583,639	Goldman Sachs International	773,033	—	773,033
2/25/15	Euro 1,691,579	United States Dollar 2,119,929	Goldman Sachs International	208,073	—	208,073

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/25/15	Euro 1,824,074	United States Dollar 2,221,855	Goldman Sachs International	$160,251	$—	$160,251
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America, N.A.	314,438	—	314,438
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank, N.A.	2,303,976	—	2,303,976
2/26/15	New Taiwan Dollar 676,500,000	United States Dollar 21,939,497	Deutsche Bank AG	598,502	—	598,502
2/26/15	New Taiwan Dollar 352,579,000	United States Dollar 11,432,523	Goldman Sachs International	310,000	—	310,000
2/27/15	Malaysian Ringgit 48,735,000	United States Dollar 14,371,443	Bank of America, N.A.	984,808	—	984,808
2/27/15	Malaysian Ringgit 39,583,000	United States Dollar 11,754,417	Bank of America, N.A.	881,674	—	881,674
2/27/15	Malaysian Ringgit 52,796,000	United States Dollar 15,568,530	Barclays Bank PLC	1,066,411	—	1,066,411
2/27/15	Malaysian Ringgit 43,529,000	United States Dollar 12,564,658	Deutsche Bank AG	608,018	—	608,018
2/27/15	Malaysian Ringgit 12,100,000	United States Dollar 3,586,567	JPMorgan Chase Bank, N.A.	262,913	—	262,913
2/27/15	Malaysian Ringgit 40,613,000	United States Dollar 11,975,644	Nomura International PLC	819,977	—	819,977
2/27/15	United States Dollar 4,340,969	Malaysian Ringgit 15,690,000	Australia and New Zealand Banking Group Limited	—	(31,206)	(31,206)
2/27/15	United States Dollar 5,485,279	Malaysian Ringgit 19,730,000	Australia and New Zealand Banking Group Limited	—	(65,800)	(65,800)
2/27/15	United States Dollar 5,457,122	Malaysian Ringgit 19,638,000	Barclays Bank PLC	—	(62,914)	(62,914)
2/27/15	United States Dollar 10,154,083	Malaysian Ringgit 36,245,000	Nomura International PLC	—	(198,229)	(198,229)
2/27/15	United States Dollar 5,450,577	Malaysian Ringgit 19,603,000	Standard Chartered Bank	—	(65,983)	(65,983)
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank, N.A.	20,520	—	20,520
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank, N.A.	—	(100,513)	(100,513)
2/27/15	Uruguayan Peso 157,509,000	United States Dollar 6,220,735	Citibank, N.A.	—	(192,827)	(192,827)
3/2/15	Serbian Dinar 984,678,000	United States Dollar 8,969,557	Citibank, N.A.	1,536	—	1,536
3/2/15	Serbian Dinar 725,150,000	United States Dollar 6,594,671	Citibank, N.A.	—	(9,682)	(9,682)
3/2/15	Serbian Dinar 108,712,000	United States Dollar 990,542	Deutsche Bank AG	440	—	440
3/2/15	Singapore Dollar 11,309,000	United States Dollar 8,522,231	Deutsche Bank AG	168,189	—	168,189
3/4/15	Euro 23,512,334	United States Dollar 28,845,637	JPMorgan Chase Bank, N.A.	2,269,895	—	2,269,895
3/4/15	New Taiwan Dollar 567,020,000	United States Dollar 18,285,069	Barclays Bank PLC	420,392	—	420,392
3/4/15	New Taiwan Dollar 377,050,000	United States Dollar 12,158,981	BNP Paribas	279,547	—	279,547
3/4/15	New Taiwan Dollar 114,279,000	United States Dollar 3,600,473	Deutsche Bank AG	—	(31)	(31)
3/4/15	New Taiwan Dollar 86,224,000	United States Dollar 2,782,766	JPMorgan Chase Bank, N.A.	66,170	—	66,170

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/9/15	South African Rand 105,937,717	United States Dollar 9,350,443	Deutsche Bank AG	$302,078	$—	$302,078
3/9/15	South African Rand 86,207,000	United States Dollar 7,280,997	JPMorgan Chase Bank, N.A.	—	(82,126)	(82,126)
3/9/15	Thai Baht 271,828,000	United States Dollar 8,201,177	Deutsche Bank AG	—	(89,450)	(89,450)
3/9/15	Thai Baht 161,026,000	United States Dollar 4,860,429	Standard Chartered Bank	—	(50,789)	(50,789)
3/9/15	United States Dollar 11,903,824	South African Rand 138,401,000	Standard Chartered Bank	—	(82,701)	(82,701)
3/11/15	Euro 24,674,252	Norwegian Krone 226,223,000	BNP Paribas	1,360,509	—	1,360,509
3/11/15	Norwegian Krone 122,244,000	Euro 13,569,775	BNP Paribas	—	(467,776)	(467,776)
3/12/15	Hungarian Forint 3,778,900,000	Euro 12,281,481	BNP Paribas	157,982	—	157,982
3/12/15	Hungarian Forint 2,086,700,000	Euro 6,775,411	BNP Paribas	80,009	—	80,009
3/12/15	Hungarian Forint 172,016,000	Euro 557,209	BNP Paribas	5,105	—	5,105
3/12/15	Hungarian Forint 698,475,000	Euro 2,255,910	JPMorgan Chase Bank, N.A.	13,213	—	13,213
3/12/15	Japanese Yen 84,510,000	United States Dollar 714,225	Goldman Sachs International	—	(5,738)	(5,738)
3/12/15	Japanese Yen 1,928,497,000	United States Dollar 16,292,963	Goldman Sachs International	—	(136,409)	(136,409)
3/12/15	Japanese Yen 84,506,000	United States Dollar 714,186	Standard Chartered Bank	—	(5,743)	(5,743)
3/12/15	Japanese Yen 1,937,103,000	United States Dollar 16,298,337	Standard Chartered Bank	—	(204,352)	(204,352)
3/12/15	Thai Baht 193,030,000	United States Dollar 5,790,263	Deutsche Bank AG	—	(96,219)	(96,219)
3/12/15	Thai Baht 36,486,000	United States Dollar 1,094,033	JPMorgan Chase Bank, N.A.	—	(18,614)	(18,614)
3/12/15	United States Dollar 14,945,106	Japanese Yen 1,755,341,500	Goldman Sachs International	9,109	—	9,109
3/12/15	United States Dollar 14,931,706	Japanese Yen 1,755,341,500	Standard Chartered Bank	22,509	—	22,509
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank, N.A.	35,691	—	35,691
3/13/15	Euro 8,484,427	Serbian Dinar 1,036,797,000	Deutsche Bank AG	—	(169,723)	(169,723)
3/16/15	Euro 1,089,417	United States Dollar 1,356,102	Goldman Sachs International	124,619	—	124,619
3/16/15	New Zealand Dollar 18,700,000	United States Dollar 14,520,176	BNP Paribas	969,749	—	969,749
3/16/15	New Zealand Dollar 17,159,000	United States Dollar 13,252,410	Morgan Stanley & Co. International PLC	818,625	—	818,625
3/17/15	Hungarian Forint 1,422,123,000	Euro 4,610,247	Bank of America, N.A.	47,221	—	47,221
3/17/15	Hungarian Forint 1,417,531,500	Euro 4,513,809	BNP Paribas	—	(45,121)	(45,121)
3/18/15	Euro 8,319,626	Norwegian Krone 75,848,000	BNP Paribas	400,962	—	400,962
3/18/15	Euro 4,723,918	Norwegian Krone 44,196,000	BNP Paribas	373,651	—	373,651
3/18/15	Euro 7,163,427	Norwegian Krone 69,551,000	Goldman Sachs International	893,879	—	893,879

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/18/15	Euro 4,739,339	Norwegian Krone 44,364,000	Standard Chartered Bank	$377,938	$—	$377,938
3/18/15	Hungarian Forint 8,466,102,000	Euro 26,379,672	BNP Paribas	—	(922,539)	(922,539)
3/18/15	Norwegian Krone 216,290,000	Euro 24,429,335	Goldman Sachs International	—	(346,571)	(346,571)
3/19/15	United States Dollar 11,097,089	Chilean Peso 6,930,132,000	BNP Paribas	—	(207,604)	(207,604)
3/20/15	Polish Zloty 15,786,000	United States Dollar 4,280,079	BNP Paribas	25,414	—	25,414
3/20/15	Thai Baht 187,581,000	United States Dollar 5,633,063	Deutsche Bank AG	—	(85,068)	(85,068)
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America, N.A.	200,974	—	200,974
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America, N.A.	161,558	—	161,558
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank, N.A.	447,846	—	447,846
3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank, N.A.	191,763	—	191,763
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank, N.A.	134,226	—	134,226
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank, N.A.	77,164	—	77,164
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	281,636	—	281,636
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	79,203	—	79,203
3/23/15	Euro 1,640,724	Swiss Franc 1,969,000	BNP Paribas	294,855	—	294,855
3/23/15	Euro 24,122,860	Swiss Franc 28,949,000	Standard Chartered Bank	4,334,729	—	4,334,729
3/23/15	Romanian Leu 72,512,111	Euro 16,152,820	Bank of America, N.A.	—	(199,821)	(199,821)
3/23/15	Romanian Leu 27,261,289	Euro 6,091,064	BNP Paribas	—	(54,401)	(54,401)
3/23/15	Romanian Leu 36,132,238	Euro 8,046,731	BNP Paribas	—	(101,940)	(101,940)
3/23/15	Romanian Leu 37,125,362	Euro 8,282,289	JPMorgan Chase Bank, N.A.	—	(88,478)	(88,478)
3/23/15	Romanian Leu 28,245,000	Euro 6,299,766	Standard Chartered Bank	—	(68,903)	(68,903)
3/23/15	Swiss Franc 5,758,000	Euro 4,784,936	Citibank, N.A.	—	(877,036)	(877,036)
3/23/15	Swiss Franc 25,160,000	Euro 20,910,557	Credit Suisse International	—	(3,829,523)	(3,829,523)
3/25/15	Euro 8,206,500	United States Dollar 10,220,703	Citibank, N.A.	943,309	—	943,309
3/25/15	Euro 18,721,200	United States Dollar 23,343,090	Deutsche Bank AG	2,178,897	—	2,178,897
3/25/15	Euro 23,352,800	United States Dollar 29,097,168	Goldman Sachs International	2,696,983	—	2,696,983
3/30/15	Euro 1,250,027	Norwegian Krone 11,366,000	Citibank, N.A.	55,767	—	55,767
3/30/15	Euro 13,059,016	Norwegian Krone 118,680,000	Credit Suisse International	574,788	—	574,788
3/30/15	Euro 1,484,268	Swiss Franc 1,781,000	Credit Suisse International	267,012	—	267,012

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/30/15	Euro 15,330,444	Swiss Franc 18,395,000	Goldman Sachs International	$2,757,561	$—	$2,757,561
3/30/15	Euro 8,212,077	Swiss Franc 9,854,000	Standard Chartered Bank	1,477,505	—	1,477,505
3/30/15	Swiss Franc 30,030,000	Euro 24,986,687	JPMorgan Chase Bank, N.A.	—	(4,547,416)	(4,547,416)
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America, N.A.	475,496	—	475,496
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank, N.A.	453,307	—	453,307
3/31/15	Romanian Leu 85,420,934	Euro 18,948,575	Citibank, N.A.	—	(321,182)	(321,182)
3/31/15	Romanian Leu 25,916,180	Euro 5,750,746	Deutsche Bank AG	—	(95,335)	(95,335)
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank, N.A.	17,183	—	17,183
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank, N.A.	—	(79,844)	(79,844)
3/31/15	Uruguayan Peso 144,190,000	United States Dollar 5,656,728	Citibank, N.A.	—	(154,816)	(154,816)
4/1/15	Euro 51,230,022	United States Dollar 62,720,916	Deutsche Bank AG	4,802,231	—	4,802,231
4/1/15	United States Dollar 23,766,925	Euro 19,375,000	Deutsche Bank AG	—	(1,862,298)	(1,862,298)
4/6/15	Japanese Yen 1,045,761,000	United States Dollar 8,790,050	Standard Chartered Bank	—	(122,071)	(122,071)
4/7/15	South African Rand 193,026,287	United States Dollar 16,226,151	BNP Paribas	—	(185,835)	(185,835)
4/7/15	South African Rand 193,026,286	United States Dollar 16,239,348	Deutsche Bank AG	—	(172,637)	(172,637)
4/7/15	United States Dollar 12,769,627	Philippine Peso 577,915,000	BNP Paribas	274,176	—	274,176
4/7/15	United States Dollar 29,467,522	Philippine Peso 1,334,201,000	Citibank, N.A.	645,998	—	645,998
4/8/15	Euro 7,654,195	United States Dollar 9,336,970	Goldman Sachs International	682,893	—	682,893
4/8/15	United States Dollar 5,943,158	Philippine Peso 268,393,000	Standard Chartered Bank	114,359	—	114,359
4/13/15	Australian Dollar 37,733,000	United States Dollar 30,458,078	Australia and New Zealand Banking Group Limited	1,212,513	—	1,212,513
4/13/15	Australian Dollar 15,284,000	United States Dollar 12,327,310	Goldman Sachs International	481,202	—	481,202
4/13/15	Euro 13,690,910	Swedish Krona 129,720,000	Standard Chartered Bank	207,665	—	207,665
4/13/15	New Taiwan Dollar 297,757,000	United States Dollar 9,307,815	Goldman Sachs International	—	(77,140)	(77,140)
4/13/15	New Taiwan Dollar 267,430,000	United States Dollar 8,361,107	JPMorgan Chase Bank, N.A.	—	(67,977)	(67,977)
4/16/15	Euro 15,294,174	Polish Zloty 65,833,770	BNP Paribas	433,328	—	433,328
4/16/15	Euro 15,420,765	Polish Zloty 66,392,562	Morgan Stanley & Co. International PLC	440,652	—	440,652
4/16/15	Euro 19,605,000	United States Dollar 23,055,480	Deutsche Bank AG	887,525	—	887,525
4/16/15	Euro 32,068,000	United States Dollar 37,698,179	Standard Chartered Bank	1,437,940	—	1,437,940

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/16/15	Hungarian Forint 9,813,482,000	Euro 30,546,302	BNP Paribas	$—	$(1,067,004)	$(1,067,004)
4/16/15	Japanese Yen 4,270,773,000	United States Dollar 36,530,934	Goldman Sachs International	130,612	—	130,612
4/16/15	United States Dollar 8,820,087	Euro 7,654,000	Deutsche Bank AG	—	(165,482)	(165,482)
4/16/15	United States Dollar 11,500,351	Euro 9,974,000	Standard Chartered Bank	—	(222,453)	(222,453)
4/16/15	United States Dollar 5,734,125	Indonesian Rupiah 73,368,130,000	Bank of America, N.A.	—	(60,120)	(60,120)
4/20/15	Euro 4,024,739	Polish Zloty 17,372,784	BNP Paribas	126,210	—	126,210
4/20/15	Euro 9,088,992	Polish Zloty 39,229,000	Nomura International PLC	284,039	—	284,039
4/20/15	United States Dollar 368,606	Indian Rupee 23,146,000	Deutsche Bank AG	—	(98)	(98)
4/21/15	Euro 1,584,569	Serbian Dinar 196,011,172	Citibank, N.A.	—	(21,770)	(21,770)
4/21/15	Euro 1,945,896	Serbian Dinar 240,610,000	Citibank, N.A.	—	(27,613)	(27,613)
4/21/15	Euro 9,809,791	Serbian Dinar 1,213,471,180	Citibank, N.A.	—	(134,774)	(134,774)
4/21/15	New Zealand Dollar 51,853,000	United States Dollar 40,082,369	Australia and New Zealand Banking Group Limited	2,638,055	—	2,638,055
4/21/15	New Zealand Dollar 27,341,000	United States Dollar 21,108,756	Goldman Sachs International	1,365,154	—	1,365,154
4/21/15	New Zealand Dollar 27,342,000	United States Dollar 21,117,594	Standard Chartered Bank	1,373,270	—	1,373,270
4/22/15	Euro 3,961,427	United States Dollar 4,658,095	Goldman Sachs International	178,502	—	178,502
4/22/15	Euro 1,790,568	United States Dollar 2,118,161	Goldman Sachs International	93,382	—	93,382
4/22/15	Euro 1,249,190	United States Dollar 1,440,934	Goldman Sachs International	28,347	—	28,347
4/22/15	United States Dollar 6,087,411	Indonesian Rupiah 78,551,950,000	Standard Chartered Bank	—	(20,552)	(20,552)
4/23/15	United States Dollar 3,995,825	Indonesian Rupiah 51,046,660,000	Goldman Sachs International	—	(54,172)	(54,172)
4/28/15	United States Dollar 16,641,620	Mexican Peso 245,176,000	Citibank, N.A.	—	(369,804)	(369,804)
4/28/15	United States Dollar 16,698,159	Mexican Peso 245,847,000	Morgan Stanley & Co. International PLC	—	(381,810)	(381,810)
4/29/15	Russian Ruble 246,186,000	United States Dollar 5,516,155	Credit Suisse International	2,091,594	—	2,091,594
4/29/15	Russian Ruble 529,469,000	United States Dollar 11,882,159	JPMorgan Chase Bank, N.A.	4,517,000	—	4,517,000
4/29/15	United States Dollar 2,259,338	Russian Ruble 153,635,000	Deutsche Bank AG	—	(122,204)	(122,204)
4/29/15	United States Dollar 2,485,597	Russian Ruble 182,070,000	JPMorgan Chase Bank, N.A.	47,081	—	47,081
4/29/15	United States Dollar 2,225,896	Russian Ruble 149,135,000	JPMorgan Chase Bank, N.A.	—	(151,359)	(151,359)
4/29/15	United States Dollar 4,492,739	Russian Ruble 290,815,000	JPMorgan Chase Bank, N.A.	—	(447,368)	(447,368)
4/30/15	Australian Dollar 38,758,539	United States Dollar 30,663,237	Goldman Sachs International	655,020	—	655,020

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/30/15	New Zealand Dollar 19,626,134	United States Dollar 14,568,872	JPMorgan Chase Bank, N.A.	$408,519	$—	$408,519
4/30/15	New Zealand Dollar 26,849,458	United States Dollar 19,934,112	Nomura International PLC	562,095	—	562,095
4/30/15	United States Dollar 6,288,643	Indonesian Rupiah 79,702,267,000	JPMorgan Chase Bank, N.A.	—	(143,789)	(143,789)
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank, N.A.	35,562	—	35,562
5/13/15	Euro 1,592,277	United States Dollar 1,794,608	Australia and New Zealand Banking Group Limited	—	(6,380)	(6,380)
5/21/15	New Turkish Lira 85,896,000	United States Dollar 36,390,751	BNP Paribas	2,024,873	—	2,024,873
5/21/15	New Turkish Lira 21,308,000	United States Dollar 9,020,787	BNP Paribas	495,732	—	495,732
5/21/15	New Turkish Lira 30,313,000	United States Dollar 12,822,107	Standard Chartered Bank	694,268	—	694,268
5/21/15	New Turkish Lira 12,235,000	United States Dollar 5,049,525	Standard Chartered Bank	154,460	—	154,460
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America, N.A.	—	(1,230,994)	(1,230,994)
5/21/15	United States Dollar 27,383,794	New Turkish Lira 64,262,536	BNP Paribas	—	(1,673,186)	(1,673,186)
5/21/15	United States Dollar 2,262,511	New Turkish Lira 5,258,160	Deutsche Bank AG	—	(158,790)	(158,790)
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	—	(817,886)	(817,886)
5/21/15	United States Dollar 9,235,213	New Turkish Lira 22,376,922	Standard Chartered Bank	—	(282,497)	(282,497)
6/23/15	Hungarian Forint 662,552,000	Euro 2,093,437	BNP Paribas	—	(30,708)	(30,708)
6/23/15	Hungarian Forint 1,328,914,000	Euro 4,186,875	BNP Paribas	—	(75,215)	(75,215)
6/23/15	Hungarian Forint 1,110,276,500	Euro 3,459,021	JPMorgan Chase Bank, N.A.	—	(106,992)	(106,992)
6/23/15	Hungarian Forint 991,974,000	Euro 3,117,454	Nomura International PLC	—	(65,037)	(65,037)
6/23/15	Hungarian Forint 799,538,000	Euro 2,512,124	Standard Chartered Bank	—	(53,061)	(53,061)
7/9/15	Hungarian Forint 1,411,412,000	Euro 4,383,539	Morgan Stanley & Co. International PLC	—	(148,414)	(148,414)
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	Standard Bank PLC	23,476	—	23,476
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	Standard Bank PLC	86,631	—	86,631
10/13/15	Euro 1,126,929	Serbian Dinar 147,515,000	Citibank, N.A.	9,090	—	9,090
10/13/15	Euro 138,069	Serbian Dinar 18,018,000	Deutsche Bank AG	632	—	632
11/27/15	Euro 14,608,000	United States Dollar 18,384,168	Standard Chartered Bank	1,807,988	—	1,807,988
11/27/15	United States Dollar 17,498,700	Euro 14,608,000	HSBC Bank USA, N.A.	—	(922,520)	(922,520)
1/13/16	South African Rand 138,377,538	New Turkish Lira 27,756,000	Standard Chartered Bank	—	(606,407)	(606,407)

				$104,052,883	$(39,704,234)	$64,348,649

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/13/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$39,717,420	$295,126
2/18/15	COP	70,330,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	29,645,248	217,211
2/19/15	COP	83,049,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	35,088,203	179,282
2/19/15	COP	100,964,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	42,683,772	195,353
2/27/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	39,804,726	222,835
3/13/15	COP	38,713,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	16,345,295	95,659
3/13/15	COP	47,130,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	19,902,574	118,267
3/25/15	COP	32,990,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	13,914,479	99,088
3/25/15	COP	1,047,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	529,014	3,407
3/25/15	COP	70,537,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	35,284,072	575,818

						$2,002,046

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
4/15	232 Platinum	Long	$13,844,610	$14,363,120	$518,510
5/15	706 Brent Crude Oil	Short	(47,228,473)	(39,571,300)	7,657,173
6/15	14 Gold	Short	(1,797,600)	(1,792,000)	5,600
Equity Futures
2/15	2,302 SGX CNX Nifty Index	Long	41,002,111	40,772,893	(229,218)
3/15	2,572 SET50 Index	Short	(15,882,964)	(16,413,520)	(530,556)
3/15	139 TOPIX Index	Long	17,155,131	16,580,611	(574,520)
Interest Rate Futures
3/15	966 Euro-Bobl	Short	(141,392,318)	(142,876,867)	(1,484,549)
3/15	259 Euro-Bund	Short	(45,439,956)	(46,648,658)	(1,208,702)
3/15	312 IMM 10-Year Interest Rate Swap	Long	29,465,530	27,829,246	(1,636,284)
3/15	668 U.S. 2-Year Deliverable Interest Rate Swap	Short	(67,055,766)	(67,421,031)	(365,265)
3/15	582 U.S. 5-Year Deliverable Interest Rate Swap	Short	(59,132,351)	(60,591,656)	(1,459,305)
3/15	1,379 U.S. 10-Year Deliverable Interest Rate Swap	Short	(146,441,414)	(152,831,984)	(6,390,570)
3/15	46 U.S. 30-Year Deliverable Interest Rate Swap	Short	(5,675,244)	(5,985,750)	(310,506)

					$(6,008,192)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

SET50 Index: Capitalization-weighted index based on the top 50 stocks listed on the Bangkok SET index having high market capitalization and high liquidity.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	11,390	Receives	6-month Euro Interbank Offered Rate	1.30%	1/16/45	$(328,949)
LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	46,861
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	67,793
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(208,937)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(921,758)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,123,737)
LCH.Clearnet	HUF	2,908,904	Receives	6-month HUF BUBOR	3.69	5/15/19	(1,026,067)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	(2,005,914)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75	6/12/24	(533,299)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51	1/7/25	(46,841)
LCH.Clearnet	JPY	7,749,700	Receives	6-month JPY LIBOR	0.46	1/9/25	102,864
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	265,492
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	213,316
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	219,755
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	100,153
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	110,034
LCH.Clearnet	NZD	69,310	Pays	3-month NZD Bank Bill	4.03	11/26/17	663,371
LCH.Clearnet	NZD	25,990	Pays	3-month NZD Bank Bill	4.02	11/27/17	243,027
LCH.Clearnet	NZD	48,570	Pays	3-month NZD Bank Bill	3.96	11/28/17	397,783
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	1,730,231
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	220,606
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95	10/27/19	1,005,923

							$(808,293)

EUR	-	Euro

HUF	-	Hungarian Forint

JPY	-	Japanese Yen

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CLP	7,368,314	Receives	6-month Sinacofi Chile Interbank Rate	3.70%	12/4/19	$(156,159)
Bank of America, N.A.	CLP	2,396,668	Receives	6-month Sinacofi Chile Interbank Rate	3.73	12/9/19	(55,305)
Bank of America, N.A.	CLP	4,791,404	Receives	6-month Sinacofi Chile Interbank Rate	3.75	12/9/19	(117,559)
Bank of America, N.A.	COP	42,386,797	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	75,098
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	26,355
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	33,412
Bank of America, N.A.	COP	55,631,864	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	59,667
Bank of America, N.A.	COP	44,505,490	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	50,014
Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(77,119)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	146,826
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	50,014
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(82,319)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	314,555
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	188,293
Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	382,863
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	371,333
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	105,450
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(95,067)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(511,299)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	443,924
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	227,718
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	588,062
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	977,210
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	552,182
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	418,277
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(309,080)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	92,088
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	428,949

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33%	7/30/17	$443,922
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	276,267
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	58,535
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	183,360
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	175,130
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	180,941
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	146,621
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	422,711
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(381,850)
Deutsche Bank AG	BRL	15,532	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(26,036)
Deutsche Bank AG	BRL	74,906	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(25,906)
Deutsche Bank AG	BRL	172,363	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	14,004
Deutsche Bank AG	BRL	261,813	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(885,475)
Deutsche Bank AG	CLP	13,363,589	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(458,567)
Deutsche Bank AG	CLP	13,639,184	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	(384,824)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	179,641
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	654,605
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	383,673
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	262,259
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	223,369
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	111,221
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(101,683)
Goldman Sachs International	BRL	255,082	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	656,706
Goldman Sachs International	BRL	338,985	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	289,178
Goldman Sachs International	BRL	658,392	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	556,011
Goldman Sachs International	BRL	86,148	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	20,034
Goldman Sachs International	BRL	155,656	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(120,545)
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(316,309)
Goldman Sachs International	BRL	186,887	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(57,043)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(279,597)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	194,445	Pays	Brazil CETIP Interbank Deposit Rate	12.33%	1/2/17	$43,262
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	(157,788)
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,261
Goldman Sachs International	CLP	2,876,075	Receives	6-month Sinacofi Chile Interbank Rate	3.90	10/20/19	(111,043)
Goldman Sachs International	CLP	4,424,731	Receives	6-month Sinacofi Chile Interbank Rate	3.97	10/29/19	(191,084)
Goldman Sachs International	CLP	1,393,790	Receives	6-month Sinacofi Chile Interbank Rate	3.98	10/30/19	(61,129)
Goldman Sachs International	CLP	1,393,790	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/5/19	(59,583)
Goldman Sachs International	CLP	4,203,495	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/6/19	(179,415)
Goldman Sachs International	CLP	2,787,581	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/7/19	(118,797)
Goldman Sachs International	CLP	5,575,162	Receives	6-month Sinacofi Chile Interbank Rate	3.98	11/7/19	(241,677)
Goldman Sachs International	CLP	2,787,581	Receives	6-month Sinacofi Chile Interbank Rate	4.02	11/13/19	(127,952)
Goldman Sachs International	CLP	4,314,113	Receives	6-month Sinacofi Chile Interbank Rate	4.05	11/17/19	(206,387)
Goldman Sachs International	CLP	1,460,161	Receives	6-month Sinacofi Chile Interbank Rate	3.93	11/20/19	(56,757)
Goldman Sachs International	CLP	2,920,323	Receives	6-month Sinacofi Chile Interbank Rate	3.78	11/21/19	(100,529)
Goldman Sachs International	CLP	4,424,731	Receives	6-month Sinacofi Chile Interbank Rate	3.79	11/25/19	(125,302)
Goldman Sachs International	CLP	2,876,075	Receives	6-month Sinacofi Chile Interbank Rate	3.77	11/26/19	(77,076)
Goldman Sachs International	CLP	5,973,388	Receives	6-month Sinacofi Chile Interbank Rate	3.69	12/3/19	(122,624)
Goldman Sachs International	CLP	6,946,015	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	(175,492)
Goldman Sachs International	CLP	3,347,445	Receives	6-month Sinacofi Chile Interbank Rate	3.70	12/15/19	(68,677)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	129,422
HSBC Bank USA, N.A.	COP	31,423,608	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	33,703
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(248,456)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	51,496
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(94,376)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	224,148
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	128,745
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	128,745
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	173,916

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	COP	28,315,388	Pays	Colombia IBR Overnight Interbank Rate	4.49%	11/10/16	$51,316
Morgan Stanley & Co. International PLC	COP	28,436,304	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	48,272

							$4,818,878

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$3,021	1.00	%(1)	3/20/20	1.74%	$(104,285)	$101,028	$(3,257)
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.67	(31,660)	35,901	4,241
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	3.38	(149,006)	127,336	(21,670)
Romania	BNP Paribas	3,100	1.00	(1)	9/20/18	0.86	19,173	83,708	102,881
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	0.86	19,915	86,816	106,731
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	6.31	(298,041)	81,802	(216,239)
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	6.31	(713,103)	188,673	(524,430)
Russia	Deutsche Bank AG	6,530	1.00	(1)	3/20/19	6.31	(1,193,992)	318,271	(875,721)
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	6.31	(594,253)	157,228	(437,025)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	1.23	(221,189)	356,977	135,788
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	1.18	(35,560)	57,873	22,313
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.79	9,704	4,757	14,461
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.79	2,708	1,266	3,974
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.40	(70,381)	129,549	59,168
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.40	(46,921)	40,143	(6,778)
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.40	(246,990)	237,065	(9,925)
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.40	(137,383)	99,280	(38,103)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.79	11,651	6,342	17,993
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.79	6,935	3,808	10,743
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.40	(46,920)	71,956	25,036
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.40	(23,554)	33,630	10,076
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.40	(39,320)	58,179	18,859
South Africa	Citibank, N.A.	4,800	1.00	(1)	9/20/15	0.72	13,967	16,996	30,963
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.79	14,556	8,710	23,266

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/15	0.79%	$6,084	$3,135	$9,219
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.79	2,708	1,488	4,196
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.82	28,565	31,947	60,512
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.82	25,708	16,257	41,965
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.40	(34,721)	69,246	34,525
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.40	(45,607)	93,244	47,637
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.40	(53,489)	98,457	44,968
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.40	(140,761)	277,047	136,286
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.40	(28,809)	55,957	27,148
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.48	(32,812)	36,196	3,384
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.40	(46,921)	70,740	23,819
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.48	(30,990)	35,529	4,539
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.48	(88,260)	87,888	(372)
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.40	(70,381)	106,110	35,729
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.40	(9,384)	8,047	(1,337)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.48	(93,851)	105,564	11,713
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.25	(1,011,738)	557,061	(454,677)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.51	(365,056)	400,861	35,805
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.51	(172,031)	182,151	10,120
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.51	(219,288)	227,608	8,320
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.25	(611,522)	421,258	(190,264)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.51	(365,083)	405,636	40,553
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.51	(534,877)	566,341	31,464
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.51	(219,288)	234,385	15,097
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.51	(108,795)	121,494	12,699
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.51	(73,096)	80,365	7,269
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.51	(71,397)	72,640	1,243

Total		$374,414					$(8,219,041)	$6,673,946	$(1,545,095)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$129,205	$(43,163)	$86,042
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	42,308	(7,815)	34,493
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	75,454	(21,355)	54,099
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	51,114	(16,591)	34,523
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	59,493	(17,438)	42,055
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	78,375	(19,948)	58,427
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	110,173	(35,960)	74,213
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	55,087	(18,335)	36,752
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(87,754)	(77,639)	(165,393)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(144,952)	(116,705)	(261,657)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(53,228)	(40,728)	(93,956)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(61,859)	(47,333)	(109,192)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(158,201)	98,742	(59,459)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	56,227	(77,693)	(21,466)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	152,828	(213,073)	(60,245)
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	261,209	(275,890)	(14,681)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	542,512	(572,212)	(29,700)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	42,170	(57,573)	(15,403)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	140,566	(196,351)	(55,785)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	62,980	(110,515)	(47,535)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	35,891	(50,907)	(15,016)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	49,013	(80,944)	(31,931)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	215,349	(351,155)	(135,806)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	56,226	(76,967)	(20,741)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	164,622	(179,147)	(14,525)
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	437,224	(461,887)	(24,663)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	92,907	(163,028)	(70,121)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	59,163	(97,786)	(38,623)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	17,794	(47,396)	(29,602)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	38,937	(51,561)	(12,624)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	44,841	(63,495)	(18,654)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	70,282	(97,544)	(27,262)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	70,282	(99,432)	(29,150)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	41,679	(73,841)	(32,162)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	100,841	(160,938)	(60,097)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	44,883	(77,426)	(32,543)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	96,482	(152,427)	(55,945)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	105,938	(187,087)	(81,149)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	217,285	(274,822)	(57,537)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Deutsche Bank AG	$1,338	1.00	%(1)	3/20/18	$85,857	$(112,750)	$(26,893)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	329,183	(450,109)	(120,926)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	329,182	(450,272)	(121,090)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,857,210	(3,600,050)	(742,840)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(224,040)	163,193	(60,847)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(207,668)	139,907	(67,761)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(76,370)	24,370	(52,000)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	65,932	(90,822)	(24,890)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	34,701	(56,969)	(22,268)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	565,685	(377,707)	187,978
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	43,376	(61,355)	(17,979)
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	441,941	(267,097)	174,844
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(12,075)	(3,449)	(15,524)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(17,249)	(4,620)	(21,869)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(20,699)	(8,417)	(29,116)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(10,614)	(4,527)	(15,141)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(14,859)	(4,520)	(19,379)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,982)	(4,007)	(20,989)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,982)	(5,984)	(22,966)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(22,289)	(7,388)	(29,677)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(26,534)	(11,116)	(37,650)
Philippines	Citibank, N.A.	6,600	1.00	(1)	9/20/15	(43,764)	(23,063)	(66,827)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(21,228)	(7,267)	(28,495)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(115,424)	(84,365)	(199,789)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(8,625)	(2,638)	(11,263)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(11,213)	(3,208)	(14,421)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(19,837)	(6,045)	(25,882)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(21,228)	(7,476)	(28,704)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(8,625)	(2,206)	(10,831)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(27,596)	(10,268)	(37,864)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(124,644)	96,452	(28,192)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(136,379)	110,082	(26,297)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(63,609)	52,066	(11,543)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(13,932)	11,114	(2,818)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(6,806)	11,923	5,117
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(6,806)	11,232	4,426
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(136,808)	124,668	(12,140)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(16,408)	15,302	(1,106)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	14,032	19,012	33,044
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	95,763	5,719	101,482
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	44,888	15,024	59,912
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(6,793)	8,411	1,618
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(25,460)	41,260	15,800
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(21,930)	25,592	3,662
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(6,794)	7,928	1,134
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(22,697)	24,508	1,811
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(45,530)	41,384	(4,146)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	29,176	(6,376)	22,800
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	31,301	1,427	32,728
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(7,931)	8,082	151
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(6,428)	11,276	4,848
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(13,007)	16,974	3,967
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(19,158)	21,703	2,545
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(8,477)	7,899	(578)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(21,056)	20,240	(816)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	97,341	17,767	115,108
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	76,412	(16,921)	59,491

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Barclays Bank PLC	$4,800	1.00	%(1)	9/20/22	$1,369,153	$(510,717)	$858,436
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	7,261,073	(1,630,605)	5,630,468
Russia	Deutsche Bank AG	15,333	1.00	(1)	6/20/18	2,379,698	(186,065)	2,193,633
Russia	Deutsche Bank AG	7,570	1.00	(1)	6/20/18	1,174,872	(90,742)	1,084,130
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00	(1)	6/20/18	1,421,331	(108,508)	1,312,823
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00	(1)	6/20/18	963,799	(75,526)	888,273
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2,110,777	(475,281)	1,635,496
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/20	210,863	(79,318)	131,545
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/20	58,830	(20,175)	38,655
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,544,041	(1,576,636)	967,405
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,415,074	(791,863)	623,211
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	483,291	(285,970)	197,321
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	724,936	(565,265)	159,671
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	253,167	(91,680)	161,487
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	150,710	(51,492)	99,218
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	299,641	(200,608)	99,033
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	299,640	(206,114)	93,526
South Africa	Citibank, N.A.	4,800	1.00	(1)	9/20/20	294,994	(177,344)	117,650
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	316,294	(121,190)	195,104
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	132,202	(50,070)	82,132
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	58,830	(21,450)	37,380
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	571,999	(219,639)	352,360
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	635,554	(286,031)	349,523
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,679,142	(1,285,612)	393,530
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	357,635	(289,564)	68,071
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	550,951	(426,954)	123,997
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	469,759	(365,602)	104,157
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,449,871	(1,129,027)	320,844
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	296,741	(223,815)	72,926
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	266,669	(202,678)	63,991
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	717,298	(496,815)	220,483
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	251,860	(183,825)	68,035
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	96,658	(59,176)	37,482
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	762,734	(570,519)	192,215
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(22,419)	(150,630)	(173,049)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(22,614)	(133,125)	(155,739)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(8,859)	(65,888)	(74,747)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(31,410)	(237,999)	(269,409)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(25,773)	(280,082)	(305,855)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(27,352)	(315,377)	(342,729)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(27,352)	(355,246)	(382,598)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(9,527)	(708,589)	(718,116)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(14,951)	(209,349)	(224,300)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(27,351)	(344,347)	(371,698)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(28,188)	(244,956)	(273,144)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	796	(2,196,189)	(2,195,393)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America, N.A.	$1,000	1.00	%(1)	3/20/16	$(9,330)	$(1,050)	$(10,380)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(13,062)	(2,185)	(15,247)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(27,989)	(632)	(28,621)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(95,755)	(117,852)	(213,607)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(89,064)	2,060	(87,004)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(38,252)	(7,734)	(45,986)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(20,110)	(5,453)	(25,563)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	56,407	(93,083)	(36,676)
Tunisia	Deutsche Bank AG	2,150	1.00	(1)	6/20/17	51,409	(85,625)	(34,216)
Tunisia	Deutsche Bank AG	3,800	1.00	(1)	6/20/17	90,863	(143,376)	(52,513)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	60,129	(89,753)	(29,624)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	64,424	(101,217)	(36,793)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	60,129	(99,378)	(39,249)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	129,422	(219,261)	(89,839)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	11,956	(19,899)	(7,943)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	113,057	(200,675)	(87,618)

						$39,000,458	$(28,837,311)	$10,163,147

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $374,414,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	LKR	550,020	Total Return on Sri Lanka Government Bond, 6.20% due 6/15/15	3-month USD- LIBOR-BBA +100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$(84,216)
JPMorgan Chase Bank, N.A.	PLN	52,765	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/20/15	(289,884)

						$(374,100)

LKR	-	Sri Lankan Rupee

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	CLF	300	CLP	7,368,317	6-month Sinacofi Chile Interbank Rate	1.10%	12/4/19	$86,626
Bank of America, N.A.	CLF	195	CLP	4,791,399	6-month Sinacofi Chile Interbank Rate	1.15	12/9/19	62,251
Bank of America, N.A.	CLF	97	CLP	2,396,660	6-month Sinacofi Chile Interbank Rate	1.23	12/9/19	47,089
Deutsche Bank AG	CLF	524	CLP	12,606,276	6-month Sinacofi Chile Interbank Rate	1.00	8/7/18	393,646
Deutsche Bank AG	CLF	546	CLP	13,131,955	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	368,488
Goldman Sachs International	CLF	117	CLP	2,830,476	6-month Sinacofi Chile Interbank Rate	1.17	10/20/19	101,016
Goldman Sachs International	CLF	170	CLP	4,082,748	6-month Sinacofi Chile Interbank Rate	1.21	10/29/19	146,021
Goldman Sachs International	CLF	56	CLP	1,362,128	6-month Sinacofi Chile Interbank Rate	1.21	10/30/19	48,244
Goldman Sachs International	CLF	56	CLP	1,364,230	6-month Sinacofi Chile Interbank Rate	1.21	11/5/19	45,484
Goldman Sachs International	CLF	168	CLP	4,093,743	6-month Sinacofi Chile Interbank Rate	1.21	11/6/19	135,071
Goldman Sachs International	CLF	112	CLP	2,729,864	6-month Sinacofi Chile Interbank Rate	1.21	11/7/19	91,297
Goldman Sachs International	CLF	224	CLP	5,459,728	6-month Sinacofi Chile Interbank Rate	1.23	11/7/19	186,917
Goldman Sachs International	CLF	112	CLP	2,734,894	6-month Sinacofi Chile Interbank Rate	1.26	11/13/19	93,125
Goldman Sachs International	CLF	173	CLP	4,221,911	6-month Sinacofi Chile Interbank Rate	1.29	11/17/19	145,875
Goldman Sachs International	CLF	58	CLP	1,427,744	6-month Sinacofi Chile Interbank Rate	1.17	11/20/19	33,837
Goldman Sachs International	CLF	117	CLP	2,856,410	6-month Sinacofi Chile Interbank Rate	1.11	11/21/19	52,873
Goldman Sachs International	CLF	173	CLP	4,233,127	6-month Sinacofi Chile Interbank Rate	1.03	11/25/19	43,924
Goldman Sachs International	CLF	117	CLP	2,861,151	6-month Sinacofi Chile Interbank Rate	1.01	11/26/19	23,881
Goldman Sachs International	CLF	233	CLP	5,735,629	6-month Sinacofi Chile Interbank Rate	1.09	12/3/19	63,310
Goldman Sachs International	CLF	289	CLP	7,128,831	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	106,574
Goldman Sachs International	CLF	124	CLP	3,060,484	6-month Sinacofi Chile Interbank Rate	1.29	12/15/19	75,704

								$2,351,253

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$109,365
Citibank, N.A.	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	2,458,268
Citibank, N.A.	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	1,176,731
Citibank, N.A.	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	888,056
Citibank, N.A.	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	938,971
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	1,589,870
Deutsche Bank AG	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	2,334,353
Deutsche Bank AG	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	3,299,914
HSBC Bank USA, N.A.	TRY	16,212	8,470	3-month USD- LIBOR-BBA	7.85	2/23/22	1,270,317
JPMorgan Chase Bank, N.A.	TRY	29,548	15,430	3-month USD- LIBOR-BBA	7.86	7/21/21	2,736,455

							$16,802,300

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	$15,551	TRY	33,123	3-month USD- LIBOR-BBA	10.76%	4/8/16	$(144,942)

							$(144,942)

							Net Unrealized Appreciation (Depreciation)
							$19,008,611

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)
Outstanding, beginning of period	690	AUD	—	CAD	—	CNH	1,199,480
Options written	154		74,055		70,936		—

Outstanding, end of period	844	AUD	74,055	CAD	70,936	CNH	1,199,480

Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773
	84,380		—		3,655,410	16,881,155

EUR	178,094	GBP	34,275	JPY	13,600,905	$32,745,928

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(936,818)
Commodity	Futures Contracts*	8,181,283	—

		$8,181,283	$(936,818)

Credit	Credit Default Swaps	$41,862,038	$(11,080,621)

		$41,862,038	$(11,080,621)

Equity Price	Futures Contracts*	$—	$(1,334,294)
Equity Price	Options Purchased	4,617,665	—
Equity Price	Options Written	—	(3,298,506)
Equity Price	Total Return Swaps	—	(289,884)

		$4,617,665	$(4,922,684)

Foreign Exchange	Currency Options Purchased	$77,801,470	$—
Foreign Exchange	Currency Options Written	—	(61,717,489)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	104,052,883	(39,704,234)
Foreign Exchange	Total Return Swaps	—	(84,216)

		$181,854,353	$(101,505,939)

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Interest Rate	Cross-Currency Swaps	$19,153,553	$(144,942)
Interest Rate	Futures Contracts*	—	(12,855,181)
Interest Rate	Interest Rate Swaps	11,784,764	(6,965,886)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	5,387,209	(6,195,502)
Interest Rate	Non-deliverable Bond Forward Contracts	2,002,046	—

		$38,327,572	$(26,161,511)

		$274,842,911	$(144,607,573)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	9/8/14	On Demand	(1.85)	1,833,732	1,833,732
Barclays Bank PLC	1/7/15	On Demand	(0.33)	10,296,437	10,296,437
Citibank, N.A.	12/11/14	On Demand	(1.00)	955,196	955,196
Citibank, N.A.	12/16/14	On Demand	(1.00)	851,959	851,959
Citibank, N.A.	12/17/14	On Demand	(1.00)	3,492,200	3,492,200
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(3.00)	13,731,960	13,731,960
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(0.75)	1,123,808	1,123,808
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(2.00)	10,304,399	10,304,399
JPMorgan Chase Bank, N.A.	1/28/15	On Demand	(1.50)	10,639,499	10,639,499

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,667,793,993

Gross unrealized appreciation	$84,968,901
Gross unrealized depreciation	(127,159,661)

Net unrealized depreciation	$(42,190,760)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,146,130,199	$—	$1,146,130,199
Foreign Corporate Bonds	—	73,444,995	—	73,444,995
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	2,321,515	2,321,515
Collateralized Mortgage Obligations	—	16,267,617	—	16,267,617
Common Stocks	6,411,302	21,104,967 *	—	27,516,269
Investment Funds	—	8,569,215	—	8,569,215
Rights	704,598	—	—	704,598
Currency Put Options Purchased	—	77,801,470	—	77,801,470
Call Options Purchased	—	4,351,256	—	4,351,256
Put Options Purchased	—	266,409	—	266,409
Short-Term Investments -
Foreign Government Securities	—	170,166,674	—	170,166,674
U.S. Treasury Obligations	—	20,999,862	—	20,999,862
Repurchase Agreements	—	5,387,127	—	5,387,127
Other	—	59,005,843	—	59,005,843
Total Investments	$7,115,900	$1,603,495,634	$2,321,515	$1,612,933,049
Forward Foreign Currency Exchange Contracts	$—	$104,052,883	$—	$104,052,883
Non-deliverable Bond Forward Contracts	—	2,002,046	—	2,002,046
Futures Contracts	8,181,283	—	—	8,181,283
Swap Contracts	—	78,187,564	—	78,187,564
Total	$15,297,183	$1,787,738,127	$2,321,515	$1,805,356,825

Liability Description
Currency Put Options Written	$—	$(61,717,489)	$—	$(61,717,489)
Call Options Written	—	(3,032,097)	—	(3,032,097)
Put Options Written	—	(266,409)	—	(266,409)
Securities Sold Short	—	(5,289,529)	—	(5,289,529)
Forward Commodity Contracts	—	(936,818)	—	(936,818)
Forward Foreign Currency Exchange Contracts	—	(39,704,234)	—	(39,704,234)
Futures Contracts	(12,855,181)	(1,334,294)	—	(14,189,475)
Swap Contracts	—	(24,761,051)	—	(24,761,051)
Total	$(12,855,181)	$(137,041,921)	$—	$(149,897,102)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange, Non-Deliverable Bond and Forward Commodity Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015